Note 2 - Summary of Significant Accounting Policies - Change in Fair Value of Preferred Stock Warrant Liability (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Derivative [Member]
Change in value			$ (211)
Embedded derivative liability from the issuance of Notes		$ 864	864
Termination of the embedded derivative liability due to the extinguishment of the related Notes		(211)	(653)
Fair value at end of period		653
Warrant [Member]
Fair value, beginning of period	$ 140	42	42	$ 54
Preferred stock warrants - exercised	94		1	(8)
Change in value			98	(4)
Exchange of warrants upon Merger	$ (234)
Fair value at end of period		$ 43	$ 140	$ 42